REVENUE FROM CONTRACTS WITH CUSTOMERS - Deferred Revenue (Details) - OLD PlayStudios, Inc. - King Agreement - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Amount Remitted for liquidation value of hardware	$ 67
Deferred revenue recognized		$ 7,300	$ 1,300